Investment in Diana Containerships Inc., textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 24,734	$ 29,842
Income (Loss) from Equity Method Investments	(1,773)	1,207	0
Cash dividends from investment in Diana Containerships Inc.	2,835	100	0
[SubsidiariesMember]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership before Transaction			54.60%
Spinoff Transaction Shares		2,667,015
Spinoff Transaction Of Ownership Percentage		80.00%
Dividends, Common Stock, Stock		36,981
Noncontrolling Interest, Ownership Percentage by Parent		11.00%
[EquityMethodInvesteeMember]
Schedule of Equity Method Investments [Line Items]
Deconsolidation, Nature of Continuing Involvement, Description	on the basis of the significant influence exercised over Diana Containerships through its shareholding, through Diana Shipping Services and its common executive Board accounts for its investment in Diana Containerships under the equity method
Sale of Stock, Transaction Date	Aug. 10, 2012	Jun. 15, 2011
Payments to Acquire Interest in Subsidiaries and Affiliates		20,000
Equity Method Investment, Ownership Percentage	10.40%	14.50%
Equity Method Investments	24,734	29,842
Equity Method Investment, Quoted Market Value	20,134
Share Price	$ 6.04
Income (Loss) from Equity Method Investments	1,773	1,207
Cash dividends from investment in Diana Containerships Inc.	2,835	100
Dividends Receivable	$ 1,000	$ 500